Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Revenues	$ 1,853,000	$ 1,331,000	$ 3,268,000	$ 2,591,000		$ 5,707,000	$ 4,155,000
Cost of revenues	304,000	213,000	496,000	409,000		866,000	782,000
Gross profit	1,549,000	1,118,000	2,772,000	2,182,000		4,841,000	3,373,000
Operating costs and expenses
Research and development expenses	2,060,000	1,840,000	7,568,000	3,691,000		6,894,000	4,653,000
Sales and marketing expenses	1,304,000	1,456,000	2,559,000	3,192,000		5,696,000	3,316,000
General and administrative expenses	1,305,000	1,241,000	7,589,000	2,756,000		4,221,000	4,602,000
Total operating loss	(3,120,000)	(3,419,000)	(14,944,000)	(7,457,000)		11,970,000	9,198,000
Finance income (expenses)	(255,000)	992,000	799,000	1,716,000		828,000	6,398,000
Loss before taxes on income	(3,375,000)	(2,427,000)	(14,145,000)	(5,741,000)		(12,798,000)	(15,596,000)
Taxes on income	64,000	19,000	64,000	19,000		21,000	14,000
Net loss for the period	$ (3,439,000)	$ (2,446,000)	$ (14,209,000)	$ (5,760,000)		$ (12,819,000)	$ (15,610,000)
Loss per share attributable to common shareholders
Basic loss per share	$ (0.26)	$ (1.07)	$ (1.68)	$ (2.53)		$ (18.12)	$ (21.62)
Diluted loss per share	$ (0.26)	$ (1.07)	$ (1.78)	$ (2.53)		$ (18.12)	$ (21.62)
Weighted average number of common stock outstanding used in computation of basic loss per share	13,390,609	2,435,385	8,458,222	2,396,328		745,257	748,188
Weighted average number of common stock outstanding used in computation of diluted loss per share	13,790,609	2,435,385	8,669,333	2,396,328		745,257	748,188
TRAILBLAZER HOLDINGS, INC.
Operating costs and expenses
Operating expenses					$ 53,820	$ 156,348
Total operating loss					(53,820)	(156,348)
Net loss for the period					$ (53,820)	$ (156,348)
Loss per share attributable to common shareholders
Basic loss per share					$ (53.82)	$ (156.35)
Diluted loss per share					$ (53.82)	$ (156.35)
Weighted average number of common stock outstanding used in computation of basic loss per share					1,000	1,000
Weighted average number of common stock outstanding used in computation of diluted loss per share					1,000	1,000